Restatement of Prior Period Financial Statement (Tables)	12 Months Ended
Dec. 31, 2021
CIK0001848000_LAKESHORE ACQUISITION I CORP
Effect of the restatement to the Post-IPO Balance Sheet

	As		As
As of June 15, 2021	Reported	Adjustment	Restated
Restated Balance Sheet
Ordinary share subject to possible redemption	$45,780,150	$4,219,850	$50,000,000
Shareholders’ Equity
Ordinary share	211	(42)	169
Additional paid in capital	5,011,721	(4,219,808)	791,913
Total shareholders’ equity	$5,000,004	$(4,219,850)	$780,154